COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended			8 Months Ended	12 Months Ended			12 Months Ended	22 Months Ended	12 Months Ended		51 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 05, 2010 Previous HK Operations item	Dec. 31, 2012 Non-compliance of registration requirement Previous HK Operations USD ($) item	Dec. 31, 2006 Non-compliance of registration requirement Previous HK Operations	Dec. 31, 2011 Non-compliance of registration requirement Previous HK Operations USD ($)	Dec. 31, 2012 Non-compliance with certain provisions of MPFSO USD ($)	Oct. 31, 2007 Non-compliance with certain provisions of MPFSO Previous HK Operations HKD item	Dec. 31, 2012 Non-compliance with certain provisions of ECO USD ($) item	Dec. 31, 2011 Non-compliance with certain provisions of ECO USD ($)	Mar. 31, 2010 Non-compliance with certain provisions of ECO Previous HK Operations item
Operating lease commitments
Rental expenses under operating leases	$ 2,752,000	$ 2,541,000	$ 2,842,000
Future minimum lease payments under non-cancelable leases
2013	1,813,000
2014	1,359,000
2015	913,000
2016	913,000
2017 and thereafter	3,307,000
Total	8,305,000
Legal contingencies
Requisite period from acquisition to obtain business registration certificate and to be registered with companies registry						1 month
Losses accrued							0			0	0
Number of prosecutions initiated by the relevant authorities					0					0
Number of employees who have been injured whilst at work				0
Estimated loss, minimum					0
Estimated loss, maximum					264,000					13,000
Surcharge or a penalty amount								600
Period of non-compliance									10 months
Number of employees in relation to whom provisions are not ensured									1			1
Requisite amount of employer and employee mandatory provident fund contributions									20,000
Surcharge or a penalty as a percentage of total unpaid contribution amount								5.00%